Prepaid expenses and others (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses And Others Tables
Schedule of prepaid expenses and others
	As at December 31,
	2016	2017
	RMB’000	RMB’000

Prepaid professional fees	11,130	-
Prepaid expenses	26	483
Prepayment for property	-	14,928
Total	11,156	15,411